UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Gramercy Investment Advisors LLC

Address:   20 Dayton Avenue
           Greenwich, CT  06830


Form 13F File Number: 28-12236


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David B. Metzman
Title:  Senior Vice President
Phone:  (203) 552-1909

Signature,  Place,  and  Date  of  Signing:

/s/ David B. Metzman               Greenwich, CT                      2/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              74

Form 13F Information Table Value Total:  $      225,938
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Adams Express Co                      Common Stock   006212104   15,342 1,518,977 SH       SOLE                1,518,977      0    0
ASA Ltd                               Common Stock   G3156P103       15       200 SH       SOLE                      200      0    0
Bancroft Fund Ltd                     Common Stock   059695106      268    17,800 SH       SOLE                   17,800      0    0
BlackRock S&P Quality Rankings        Common Stock   09250D109    2,082   166,321 SH       SOLE                  166,321      0    0
Global Equity Managed Trust
BlackRock Strategic Dividend          Common Stock   09249Y107    6,887   755,160 SH       SOLE                  755,160      0    0
Achievers Trust
Blue Chip Value Fund Inc              Common Stock   095333100      267    84,631 SH       SOLE                   84,631      0    0
Boulder Growth & Income Fund Inc      Common Stock   101507101    1,013   176,220 SH       SOLE                  176,220      0    0
Boulder Total Return Fund Inc         Common Stock   101541100    4,768   374,815 SH       SOLE                  374,815      0    0
Central Europe and Russia Fund        Common Stock   153436100        2        48 SH       SOLE                       48      0    0
Inc/The
Central Securities Corp               Common Stock   155123102   11,658   648,391 SH       SOLE                  648,391      0    0
Clough Global Allocation Fund         Common Stock   18913Y103      955    62,975 SH       SOLE                   62,975      0    0
Clough Global Equity Fund             Common Stock   18914C100    1,905   134,247 SH       SOLE                  134,247      0    0
Clough Global Opportunities Fund      Common Stock   18914E106    2,393   185,805 SH       SOLE                  185,805      0    0
Cohen & Steers Dividend Majors Fund   Common Stock   19248G106    3,610   345,414 SH       SOLE                  345,414      0    0
Inc
Cohen & Steers Quality Income Realty  Common Stock   19247L106       18     2,903 SH       SOLE                    2,903      0    0
Fund Inc
Cohen & Steers REIT and Utility       Common Stock   19247Y108    1,278   120,374 SH       SOLE                  120,374      0    0
Income Fund Inc
Cohen & Steers Worldwide Realty       Common Stock   19248J100       84    13,315 SH       SOLE                   13,315      0    0
Income Fund Inc
Denali Fund/The                       Common Stock   24823A102      959    67,095 SH       SOLE                   67,095      0    0
Diamond Hill Financial Trends Fund    Common Stock   25264C101       40     5,100 SH       SOLE                    5,100      0    0
Inc
DWS Dreman Value Income Edge Fund Inc Common Stock   23339M204    5,350   443,229 SH       SOLE                  443,229      0    0
DWS RREEF Real Estate Fund Inc        Common Stock   233384106      116    28,638 SH       SOLE                   28,638      0    0
DWS RREEF Real Estate Fund II Inc     Common Stock   23338X102      395   365,356 SH       SOLE                  365,356      0    0
DWS RREEF World Real Estate &         Common Stock   23339T209      335    23,670 SH       SOLE                   23,670      0    0
Tactical Strategies Fund Inc
Ellsworth Fund Ltd                    Common Stock   289074106      165    25,143 SH       SOLE                   25,143      0    0
European Equity Fund Inc/The          Common Stock   298768102    2,321   330,212 SH       SOLE                  330,212      0    0
Evergreen International Balanced      Common Stock   30024R109      205    14,500 SH       SOLE                   14,500      0    0
Income Fund
First Israel Fund Inc                 Common Stock   32063L100        8       559 SH       SOLE                      559      0    0
Gabelli Dividend & Income Trust       Common Stock   36242H104   20,035 1,528,213 SH       SOLE                1,528,213      0    0
Gabelli Global Multimedia Trust Inc   Common Stock   36239Q109    2,993   452,753 SH       SOLE                  452,753      0    0
General American Investors Co Inc     Common Stock   368802104    8,695   370,623 SH       SOLE                  370,623      0    0
H & Q Healthcare Investors            Common Stock   404052102    8,137   686,642 SH       SOLE                  686,642      0    0
H & Q Life Sciences Investors         Common Stock   404053100    4,575   484,598 SH       SOLE                  484,598      0    0
iShares FTSE/Xinhua China 25 Index    Common Stock   464287184       46     1,100 SH       SOLE                    1,100      0    0
Fund
iShares MSCI Australia Index Fund     Common Stock   464286103    1,229    53,800 SH       SOLE                   53,800      0    0
iShares MSCI Brazil Index Fund        Common Stock   464286400       23       305 SH       SOLE                      305      0    0
iShares MSCI South Africa Index Fund  Common Stock   464286780       39       700 SH       SOLE                      700      0    0
Japan Equity Fund Inc                 Common Stock   471057109    1,551   296,057 SH       SOLE                  296,057      0    0
Japan Smaller Capitalization Fund Inc Common Stock   47109U104    1,444   197,235 SH       SOLE                  197,235      0    0
JF China Region Fund Inc              Common Stock   46614T107       51     3,713 SH       SOLE                    3,713      0    0
John Hancock Bank and Thrift          Common Stock   409735206    4,100   290,779 SH       SOLE                  290,779      0    0
Opportunity Fund
Korea Equity Fund Inc                 Common Stock   50063B104    3,309   357,743 SH       SOLE                  357,743      0    0
Korea Fund Inc/The                    Common Stock   500634209    1,564    43,983 SH       SOLE                   43,983      0    0
Latin America Equity Fund Inc         Common Stock   51827Q106       45     1,133 SH       SOLE                    1,133      0    0
Lazard Global Total Return and        Common Stock   52106W103    2,536   170,292 SH       SOLE                  170,292      0    0
Income Fund Inc
Lazard World Dividend & Income Fund   Common Stock   521076109    1,416   126,792 SH       SOLE                  126,792      0    0
Inc
Liberty All Star Equity Fund          Common Stock   530158104   11,152 2,575,464 SH       SOLE                2,575,464      0    0


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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Liberty All Star Growth Fund Inc      Common Stock   529900102    1,662   494,618 SH       SOLE                  494,618      0    0
Macquarie Global Infrastructure       Common Stock   55608D101    8,281   522,479 SH       SOLE                  522,479      0    0
Total Return Fund Inc
Madison Strategic Sector Premium Fund Common Stock   558268108    1,072    87,618 SH       SOLE                   87,618      0    0
Malaysia Fund Inc                     Common Stock   560905101      597    79,046 SH       SOLE                   79,046      0    0
Mexico Equity and Income Fund Inc     Common Stock   592834105    1,536   200,782 SH       SOLE                  200,782      0    0
Mexico Fund Inc/The                   Common Stock   592835102        2       100 SH       SOLE                      100      0    0
Morgan Stanley Asia Pacific Fund Inc  Common Stock   61744U106   14,437   985,476 SH       SOLE                  985,476      0    0
New Germany Fund Inc/The              Common Stock   644465106    6,802   567,344 SH       SOLE                  567,344      0    0
NFJ Dividend Interest & Premium       Common Stock   65337H109   13,833   937,844 SH       SOLE                  937,844      0    0
Strategy Fund
Petroleum & Resources Corp            Common Stock   716549100    5,724   241,109 SH       SOLE                  241,109      0    0
RENN Global Entrepreneurs Fund        Common Stock   759720105       17     6,353 SH       SOLE                    6,353      0    0
RMR Asia Pacific Real Estate Fund     Common Stock   76970B101      589    34,899 SH       SOLE                   34,899      0    0
RMR Real Estate Income Fund           Common Stock   74964K609      338    15,662 SH       SOLE                   15,662      0    0
Royce Focus Trust Inc                 Common Stock   78080N108      365    57,700 SH       SOLE                   57,700      0    0
Royce Micro-Cap Trust Inc             Common Stock   780915104    2,474   335,733 SH       SOLE                  335,733      0    0
Royce Value Trust Inc                 Common Stock   780910105    2,706   250,787 SH       SOLE                  250,787      0    0
Singapore Fund Inc/The                Common Stock   82929L109      651    48,953 SH       SOLE                   48,953      0    0
Source Capital Inc                    Common Stock   836144105       77     1,800 SH       SOLE                    1,800      0    0
SPDR Trust Series 1                   Common Stock   78462F103    7,801    70,000 SH       SOLE                   70,000      0    0
SunAmerica Focused Alpha Growth Fund  Common Stock   867037103    7,052   514,393 SH       SOLE                  514,393      0    0
SunAmerica Focused Alpha Large-Cap    Common Stock   867038101    3,758   274,935 SH       SOLE                  274,935      0    0
Fund Inc
Swiss Helvetia Fund Inc               Common Stock   870875101    3,068   264,048 SH       SOLE                  264,048      0    0
Taiwan Fund Inc/The                   Common Stock   874036106      634    44,301 SH       SOLE                   44,301      0    0
Taiwan Greater China Fund             Common Stock   874037104    1,944   305,641 SH       SOLE                  305,641      0    0
Thai Capital Fund Inc/The             Common Stock   882905201        2       200 SH       SOLE                      200      0    0
Thai Fund Inc/The                     Common Stock   882904105    3,788   424,155 SH       SOLE                  424,155      0    0
Tri-Continental Corp                  Common Stock   895436103      825    71,585 SH       SOLE                   71,585      0    0
Zweig Fund Inc                        Common Stock   989834106      524   158,294 SH       SOLE                  158,294      0    0


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